Related Party Transactions (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Feb. 28, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Aug. 13, 2021
Related Party Transactions (Details) [Line Items]
Stock issued during the period value issued for services		$ 25,000					$ 25,000
Shares issued price per share (in Dollars per share)			$ 9.2			$ 9.2		$ 10
Repayments of related party debt							$ 87,369
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period value issued for services	$ 25,000
Shares issued price per share (in Dollars per share)	$ 0.003
Stock issued during period shares issued for services (in Shares)	7,666,667
Par value per share (in Dollars per share)	$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Number of shares forfeited (in Shares)						1,000,000	1,000,000
Common stock shares subject to forfeiture (in Shares)	1,000,000
Number of shares to be transferred amongst the related parties upon consummation of business combination (in Shares) (in Shares)	1,334,339						1,334,339
Fair value of shares						$ 10,000,000	$ 10,000,000
Fair value per share (in Dollars per share)						$ 7.5	$ 7.5
Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period value issued for services	$ 25,000
Sponsor [Member] | Unsecured Promissory Note Member [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face value			$ 300,000			$ 300,000	$ 300,000
Repayments of related party debt						87,369	87,369
Loans convertible into equity warrants							$ 1,500,000
Debt instrument conversion price per share (in Dollars per share)							$ 10
Related party transaction expenses payable per month for office space secretarial and administrative services							$ 20,000
Related party expense							$ 87,000
Unsecured Promissory Note Member [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Loans convertible into equity warrants						$ 1,500,000
Debt instrument conversion price per share (in Dollars per share)			$ 10			$ 10
Administrative and Support Agreement | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction expenses payable per month for office space secretarial and administrative services						$ 20,000
Related party expense			$ 60,000	$ 26,667	$ 26,667	$ 180,000